Business Combinations - Summary of Revenue and Profit Effected During the Year had Been at Beginning of the Year (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Revenue	€ 26,790	€ 25,220	€ 24,789
2018 Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Revenue	2,095
Profit before tax for the financial year	190
CRH Group excluding 2018 acquisitions [member]
Disclosure of detailed information about business combination [line items]
Revenue	25,562
Profit before tax for the financial year	1,718
CRH Group including 2018 acquisitions [member]
Disclosure of detailed information about business combination [line items]
Revenue	27,657
Profit before tax for the financial year	€ 1,908